Parts and Supplies Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Less: inventory reserve	$ (165)	$ 0
Parts and supplies inventory, net	5,978	5,142	$ 5,872
Aircraft parts
Inventory [Line Items]
Parts and supplies inventory, gross	5,465	4,824
Parts and supplies inventory, net		4,824	3,350
Materials and supplies
Inventory [Line Items]
Parts and supplies inventory, gross	$ 678	318
Parts and supplies inventory, net		$ 318	$ 2,522